Employee Benefit Plan (Details) - USD ($)		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plan [Abstract]
Employee contributions under both plan percentage	6.00%
Incurred expenses		$ 1,455,004	$ 588,612